Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accounts and Transactions with Related Parties

	2019	2018
Account receivable -
Panama Air Cargo Terminal	$101	$102
Banco General, S.A.	24	102
Petróleos Delta, S.A.	22	10
Editora del Caribe, S.A.	—	8
Lubricantes Delta, S.A.	—	1

	$ 147	$ 223

Account payable -
Petróleos Delta, S.A.	$13,330	$12,150
Assa Compañía de Seguros, S.A.	283	2,224
Panama Air Cargo Terminal	250	53
Banco General, S.A.	151	135
Motta International, S.A.	32	48
Desarrollos Inmobiliarios del Este, S.A.	20	20
Cable Onda, S.A.	20	—
Galindo, Arias & Lópe z	—	43

	$14,086	$14,673

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2019	Amount of transaction 2018	Amount of transaction 2017
Petróleos Delta, S.A.	Purchase of jet fuel	$376,765	$398,733	$290,172
ASSA Compañía de Seguros, S.A.	Insurance	11,215	9,735	8,527
Panama Air Cargo Terminal	Handling	3,522	5,849	4,869
Profuturo Administradora de Fondos
de Pensión y Cesantía	Payments	5,145	4,716	2,386
Desarrollo Inmobiliario del Este, S.A.	Property leasing	4,017	3,838	3,625
Motta International	Purchase	1,854	1,585	1,632
Cable Onda, S.A.	Communications	1,396	1,687	1,448
Galindo, Arias & López	Legal services	309	490	373
GBM International, Inc.	Technological support	240	231	273
Global Brands, S.A.	Purchase	108	55	79
Banco General, S.A.	Interest income	$(4,181)	$(3,781)	$(2,986)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2019	2018	2017
Short-term employee benefits	$4,969	$6,104	$5,133
Post-employment pension	95	117	99
Share-based payments	3,246	5,092	5,524

	$8,310	$11,313	$10,756